Taxes (Tables)	6 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

	For the Six Months Ended
	March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Current	$—	$5,425
Deferred	—	(39,494)
Provision for income taxes	$—	$(34,069)

Schedule of income tax expense reconciliation

	For the Six Months Ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Loss before income tax	$(2,482,889)	$(402,884)
Cayman Islands statutory income tax rate	0%	0%
Income tax calculated at statutory rate	—	—
(Increase) decrease in income tax expense resulting from:
Rate differences in various jurisdictions	(331,504)	(43,629)
Effect of valuation allowance on deferred tax assets(1)	316,419	—
Tax effect of non-deductible expenditure	178,726	49,054
Utilization of operation loss carryforwards	(163,641)	(39,494)
Income tax (benefits) expense	$—	$(34,069)

Schedule of deferred tax assets

	March 31, 2026	September 30, 2025
	(Unaudited)
Allowance for credit losses	$443,492	$281,441
Impairment	170,871	165,566
Net operating loss carryforwards	213,928	54,408
Accrued expenses	100,233	86,923
Gross deferred tax assets	928,524	588,338
Less: valuation allowance(1)	(928,524)	(588,338)
Deferred tax assets, net	$—	$—

Schedule of taxes payable

	March 31, 2026	September 30, 2025
	(Unaudited)
VAT taxes payable	$494,807	$654,885
Income taxes payable	1,024,337	1,129,433
Other taxes payable	63,094	79,279
Totals	$1,582,238	$1,863,597